Document And Entity Information	Aug. 14, 2025
Document Information [Line Items]
Entity, Registrant Name	IDEAL POWER INC.
Document, Type	8-K
Document, Period End Date	Aug. 14, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36216
Entity, Tax Identification Number	14-1999058
Entity, Address, Address Line One	5508 Highway 290 West
Entity, Address, Address Line Two	Suite 120
Entity, Address, City or Town	Austin
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78735
City Area Code	512
Local Phone Number	264-1542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IPWR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001507957